Contingent liabilities and legal proceedings	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities and legal proceedings	Contingent liabilities and legal proceedings
Contingent liabilities
There were contingent liabilities at 31 December 2020 in respect of guarantees and indemnities entered into as part of the ordinary course of the group’s business. No material losses are likely to arise from such contingent liabilities. Further information on financial guarantees is included in Note 29.
In the normal course of the group’s business, bp group entities are subject to legal and regulatory proceedings arising out of current and past operations, including matters related to commercial disputes, product liability, antitrust, commodities trading, premises-liability claims, consumer protection, general health, safety, climate change and environmental claims and allegations of exposures of third parties to toxic substances, such as lead pigment in paint, asbestos and other chemicals. The amounts claimed could be significant and could be material to the group’s results of operations, financial position or liquidity. While it is difficult to predict the ultimate outcome in some cases, bp expects that the impact of current legal and regulatory proceedings on the group‘s results of operations, liquidity or financial position will not be material.
The group files tax returns in many jurisdictions across the world. Various tax authorities are currently examining these returns, which contain matters that could be subject to differing interpretations of applicable tax laws and regulations. The resolution of tax positions through negotiations with relevant tax authorities, or through litigation, can take several years to complete and the amounts could be significant and could, in aggregate, be material to the group’s results of operations, financial position or liquidity. While it is difficult to predict the ultimate outcome in some cases, bp does not expect there to be any material impact upon the group‘s results of operations, financial position or liquidity.
33. Contingent liabilities and legal proceedings – continued
The group is subject to numerous national and local health, safety and environmental laws and regulations concerning its products, operations and other activities. These laws and regulations may require the group to take future action to remediate the effects on the environment of prior disposal or release of chemicals or petroleum substances by the group or other parties. Such contingencies may exist for various sites including refineries, chemical plants, oil fields, commodities extraction sites, service stations, terminals and waste disposal sites. In addition, the group may have obligations relating to prior asset sales or closed facilities. The ultimate requirement for remediation and its costs are inherently difficult to estimate. However, the estimated cost of environmental obligations has been provided in these accounts in accordance with the group‘s accounting policies. While the amounts of future possible costs that are not provided for could be significant and material to the group‘s results of operations in the period in which they are recognized, it is not possible to estimate the amounts involved. bp does not expect these costs to have a material impact on the group’s results of operations, financial position or liquidity.
If oil and natural gas production facilities and pipelines are sold to third parties and the subsequent owner is unable to meet their decommissioning obligations it is possible that, in certain circumstances, bp could be partially or wholly responsible for decommissioning. While the amounts associated with decommissioning provisions reverting to the group could be significant and could be material, bp is not currently aware of any such material cases that have a greater than remote chance of reverting to the group. In one current case in the US, the owner of facilities has filed for bankruptcy and submitted a proposed restructuring plan. It is considered possible that certain decommissioning costs associated with some of these facilities may in the future revert to bp in relation to assets previously disposed. No provision has been recognised and no reliable estimate of this potential exposure is available, however any amount which may revert is not expected to have a material impact on the group’s financial position. Furthermore, as described in Provisions and contingencies within Note 1, decommissioning provisions associated with downstream facilities are not generally recognized as the potential obligations cannot be measured given their indeterminate settlement dates.
Contingent liabilities related to the Gulf of Mexico oil spill
For information on legal proceedings relating to the Deepwater Horizon oil spill, see Legal proceedings below. Any further outstanding Deepwater Horizon related claims are not expected to have a material impact on the group's financial performance.
Legal proceedings
Proceedings relating to the Deepwater Horizon oil spill
Introduction
BP Exploration & Production Inc. (BPXP) was lease operator of Mississippi Canyon, Block 252 in the Gulf of Mexico, where the semi-submersible rig Deepwater Horizon was deployed at the time of the 20 April 2010 explosion and fire and resulting oil spill (the Incident). Lawsuits and claims arising from the Incident were brought principally in US federal and state courts. The remaining proceedings arising from the Incident are discussed below.
Economic and Property Damages Settlement
On 22 January 2021, the United States District Court for the Eastern District of Louisiana issued an order determining the completion of all claims processing operations of the court supervised settlement programme. That settlement programme had been established to administer claims pursuant to the Economic and Property Damages Settlement (EPD Settlement) which was entered into with the plaintiffs’ steering committee (PSC) acting on behalf of individual and business plaintiffs in the multi-district litigation proceedings in 2012 to resolve certain economic and property damage claims. The Court also ordered that all future issues concerning EPD Settlement claims would be considered time barred under the settlement programme and that the claims administrator should proceed to complete post-closure administrative wind down activities.
Medical Benefits Class Action Settlement
In 2012 the Medical Benefits Class Action Settlement (Medical Settlement) was entered into with the PSC. It involves payments to qualifying class members based on a matrix for certain Specified Physical Conditions (SPCs), as well as a 21-year Periodic Medical Consultation Program (PMCP) for qualifying class members. As of 31 December 2020, 1 claim remained pending determination. In total, 27,603 claims (comprising 22,833 SPC claims and 4,770 PMCP claims) have been approved for compensation totalling approximately $67 million and 9,623 claims have been denied.
The Medical Settlement also includes provisions regarding class members pursuing claims for later-manifested physical conditions (LMPCs). In order to seek compensation from bp for an LMPC, class members must file a notice with the Medical Claims Administrator within 4 years after the date of first diagnosis of the LMPC. As of 31 December 2020, there were 612 pending lawsuits brought by class members claiming LMPCs.
Other civil complaints – economic loss
Nearly all economic loss and property damage claims from individuals and businesses that either opted out of the EPD Settlement and/or were excluded from that settlement have been settled or dismissed.
The claims of 10 US-resident private plaintiffs remain in the multi-district litigation proceedings in federal district court in New Orleans. Those claims have been scheduled for a process of discovery and dispositive motions which is expected to conclude around mid-2021.
Other civil complaints – personal injury
The vast majority of post-explosion clean-up, medical monitoring and personal injury claims from individuals that either opted out of the Medical Settlement and/or were excluded from that settlement have been dismissed.
In 2019, the federal district court in New Orleans determined in a series of proceedings that 923 plaintiffs had post-explosion clean-up, medical monitoring and personal injury claims that complied with the court’s prior order to show cause why their claims should not be dismissed. As a result of several subsequent dismissals, approximately 881 plaintiffs’ claims remained as of 31 December 2020.
On 23 February 2021, the district court issued a Case Management Order announcing its intent to sever the personal injury cases from the multi-district litigation proceedings and staying the litigation of any punitive damages claims until plaintiffs can establish a right to compensatory damages. The district court also stated that the order severing and re-allotting these cases is forthcoming. Most cases will remain in the federal district court in New Orleans and be re-allotted among the judges of that court.
Individual securities litigation
In October 2020, bp engaged with the plaintiffs in a mediation of all remaining multi-district litigation proceedings in federal district court in Houston. 28 such actions on behalf of 115 plaintiffs remained pending on 31 December 2020. The mediation resulted in settlements of all these cases and settlement agreements have now been executed with all plaintiffs.
33. Contingent liabilities and legal proceedings – continued
Canadian class actions
Following various legal proceedings, a plaintiff seeking to assert claims under Canadian law against bp on behalf of a class of Canadian residents who allegedly suffered losses because of their purchase of bp ordinary shares and ADSs appealed the motion to dismiss the case in its entirety granted on 8 November 2019. On 20 January 2021, the Court of Appeal affirmed that dismissal.
Non-US government lawsuits
On 18 October 2012, before a Mexican Federal District Court located in Mexico City, a class action complaint was filed against BP America Production Company (BPAPC) and other bp subsidiaries. On 27 June 2018, bp answered the complaint by seeking dismissal on various grounds including that no oil reached Mexican waters or land and there was no economic or environmental harm in Mexico. There has been no material development in these proceedings during 2020 and up to the date of publication of this BP Annual Report and Form 20-F 2020 in 2021.
On 3 December 2015 and 29 March 2016, Acciones Colectivas de Sinaloa (ACS) filed two class actions (which have since been consolidated) in a Mexican Federal District Court on behalf of several Mexican states against BPXP, BPAPC, and other purported bp subsidiaries. In these class actions, plaintiffs seek an order requiring the bp defendants to repair the damage to the Gulf of Mexico, to pay penalties, and to compensate plaintiffs for damage to property, to health and for economic loss. BPXP and BPAPC opposed class certification and sought dismissal, principally on the basis that no oil reached Mexican waters or land and there was no economic or environmental harm in Mexico. The court certified the class on 25 September 2019 and bp appealed that decision including by way of constitutional challenge (amparo). The amparo action was denied on 8 October 2020 and on 18 January 2021, bp’s appeal of that ruling was also denied. Class notification procedures have not yet been finally determined.
These legal actions remain at a relatively early stage and while it is not possible to predict the outcome, bp believes that it has valid defences, and it intends to defend such actions vigorously.
Other legal proceedings
FERC and CFTC matters
Following an investigation by the US Federal Energy Regulatory Commission (FERC) and the US Commodity Futures Trading Commission (CFTC) of several bp entities, the Administrative Law Judge of the FERC ruled on 13 August 2015 that bp manipulated the market by selling next-day, fixed price natural gas at Houston Ship Channel in 2008 in order to suppress the Gas Daily index and benefit its financial position. On 11 July 2016 the FERC issued an Order affirming the initial decision and directing bp to pay a civil penalty of $20.16 million and to disgorge $207,169 in unjust profits. On 10 August 2016, bp filed a request for rehearing with the FERC. On 17 December 2020, the FERC denied the rehearing request, sustaining the prior decision and ordering payment of the penalty and disgorgement amounts. bp has complied with the order but strongly disagrees with the FERC’s decision and is pursuing an appeal to the US Court of Appeals.
Lead paint matters
Since 1987, Atlantic Richfield Company (Atlantic Richfield), a subsidiary« of bp, has been named as a co-defendant in numerous lawsuits brought in the US alleging injury to persons and property caused by lead pigment in paint. The majority of the lawsuits have been abandoned or dismissed against Atlantic Richfield. Atlantic Richfield is named in these lawsuits as alleged successor to International Smelting and Refining and another company that manufactured lead pigment during the period 1920-1946. The plaintiffs include individuals and governmental entities. Several of the lawsuits purport to be class actions. The lawsuits seek various remedies including compensation to lead-poisoned children, cost to find and remove lead paint from buildings, medical monitoring and screening programmes, public warning and education of lead hazards, reimbursement of government healthcare costs and special education for lead-poisoned citizens and punitive damages. No lawsuit against Atlantic Richfield has been settled nor has Atlantic Richfield been subject to a final adverse judgment in any proceeding. The amounts claimed and, if such suits were successful, the costs of implementing the remedies sought in the various cases could be substantial. While it is not possible to predict the outcome of these legal actions, Atlantic Richfield believes that it has valid defences. It intends to defend such actions vigorously and believes that the incurrence of liability is remote. Consequently, bp believes that the impact of these lawsuits on the group’s results, financial position or liquidity will not be material.
Climate change
BP p.l.c., BP America Inc. and BP Products North America Inc. are co-defendants with other oil and gas companies in multiple lawsuits brought in various state and federal courts on behalf of various governmental and private parties. The lawsuits generally assert claims under a variety of legal theories seeking to hold the defendant companies responsible for impacts allegedly caused by and/or relating to climate change and seek remedies including payment of money and other forms of equitable relief. If such suits were successful, the cost of the remedies sought in the various cases could be substantial. All of these lawsuits remain at relatively early stages and while it is not possible to predict the outcome of these legal actions, BP believes that it has valid defences, and it intends to defend such actions vigorously.
Louisiana Coastal restoration
Six coastal parishes and the State of Louisiana have filed over 40 separate lawsuits in state courts in Louisiana against various oil and gas companies seeking damages for coastal erosion. bp entities are defendants in 17 of these cases. The lawsuits allege that the defendants' historical operations in oil fields within the Louisiana onshore coastal zone failed to comply with state permits and/or were conducted without the required coastal use permits. The plaintiffs seek unspecified statutory penalties and damages, including the costs of restoring coastal wetlands allegedly impacted by oil field operations.
In addition, four private landowners have filed separate claims in the state courts in Jefferson and Plaquemines Parishes of Louisiana for restoration damages related to alleged impacts to their marshlands associated with historic oil field operations. bp entities are defendants in two of these private landowner cases.
All of these lawsuits remain at relatively early stages and while it is not possible to predict the outcome of these legal actions, bp believes that it has valid defences, and it intends to defend such actions vigorously.